UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

                                                                    Principal
                                                                      Amount
                                                                      (000)     U.S. $ Value
                                                                    ---------   ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-49.7%

Federal National Mortgage Association-38.4%
3.875%, 11/17/08 (a)                                                 $ 1,367    $  1,331,294
4.50%, TBA                                                             4,475       4,339,354
5.00%, 4/01/19 (a)                                                     2,897       2,860,265
5.00%, TBA                                                             5,410       5,255,157
5.50%, 12/01/16-2/01/35 (a)                                           14,885      14,828,322
5.50%, TBA                                                             8,720       8,624,620
6.00%, 2/01/17-9/01/35 (a)                                             6,801       6,884,027
6.00%, TBA                                                             3,205       3,236,050
6.50%, TBA                                                             5,490       5,627,250
                                                                                ------------
                                                                                  52,986,339
                                                                                ------------
U.S. Treasury Notes-3.2%
3.875%, 9/15/10 (a)                                                      440         428,467
4.25%, 10/31/07 (a)                                                      910         905,557
4.50%, 11/15/15 (a)*                                                   3,085       3,077,889
                                                                                ------------
                                                                                   4,411,913
                                                                                ------------
U.S. Treasury Bond-4.8%
U.S. Treasury Bonds
5.375%, 2/15/31 (a)*                                                   4,754       5,233,484
7.25%, 5/15/16 (a)                                                     1,140       1,384,565
                                                                                ------------
                                                                                   6,618,049
                                                                                ------------
Federal Home Loan Mortgage Corp.-3.3%
Federal Home Loan Mortgage Corp.
4.50%, 8/01/35-11/01/35 (a)                                            2,250       2,109,116
4.50%, 9/01/35 (a)                                                       808         757,145
6.00%, 6/01/20 (a)                                                       207         211,067
6.00%, TBA                                                             1,565       1,580,650
                                                                                ------------
                                                                                   4,657,978
                                                                                ------------
Total U.S. Government & Government Sponsored Agency
Obligations
(cost $69,231,840)                                                                68,674,279
                                                                                ------------
CORPORATE DEBT OBLIGATIONS-24.9%
Aerospace & Defense-0.3%
Raytheon Co.
6.75%, 8/15/07 (a)                                                       211         215,428
Textron, Inc.
6.375%, 11/15/08 (a)                                                     160         165,303
                                                                                ------------
                                                                                     380,731
                                                                                ------------
Automotive-0.1%
Daimlerchrysler North America Holdings Corp.
4.875%, 6/15/10 (a)                                                      137         133,448
                                                                                ------------

Banking-3.3%
Bank of America Corp.
4.50%, 8/01/10 (a)                                                       649         635,706
Barclays Bank Plc pfd.
8.55%, 9/29/49 (a)(b)                                                    339         388,029
J.P. Morgan Chase & Co.
6.75%, 2/01/11 (a)                                                       465         496,343
Mizuho Financial Group
8.375%, 12/29/49 (a)                                                     376         406,456
RBS Capital Trust III pfd.
5.512%, 9/29/49 (a)                                                      358         352,726
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 (a)(b)                                                   107         106,180
Suntrust Bank
4.54%, 6/02/09 (a)                                                       209         209,355
The Huntington National Bank
4.375%, 1/15/10 (a)                                                      183         177,993
UFJ Bank, Ltd.
7.40%, 6/15/11 (a)                                                       100         109,735
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)                                                       372         402,456
Wachovia Capital Trust III
5.80%, 8/29/49 (a)                                                       235         235,476
Washington Mutual, Inc.
4.00%, 1/15/09 (a)                                                       400         387,798
Wells Fargo & Co.
4.20%, 1/15/10 (a)                                                       457         443,905
Zions Bancorporation
5.50%, 11/16/15 (a)                                                      170         169,535
                                                                                ------------
                                                                                   4,521,693
                                                                                ------------
Broadcasting/Media-0.9%
British Sky Broadcasting Finance plc
5.625%, 10/15/15 (a)(b)                                                  270         265,544
News America, Inc.
6.55%, 3/15/33 (a)                                                       142         144,182
Time Warner Entertainment Co. LP
8.375%, 3/15/23 (a)                                                      405         469,071
Time Warner, Inc.
6.875%, 5/01/12 (a)                                                      200         212,405
WPP Finance Corp.
5.875%, 6/15/14 (a)                                                      149         149,917
                                                                                ------------
                                                                                   1,241,119
                                                                                ------------
Building/Real Estate-0.2%
iStar Financial, Inc.
5.15%, 3/01/12 (a)                                                       146         141,487
Simon Property Group L.P.
6.375%, 11/15/07 (a)                                                     185         188,718
                                                                                ------------
                                                                                     330,205
                                                                                ------------
Cable-0.9%
AT&T Broadband Corp.
9.455%, 11/15/22 (a)                                                     229         295,645
British Sky Broadcasting Group Plc
6.875%, 2/23/09 (a)                                                       86          89,737
Comcast Cable Communication, Inc.
6.875%, 6/15/09 (a)                                                      287         300,531
Comcast Corp.

5.30%, 1/15/14 (a)                                                       242         234,836
5.50%, 3/15/11 (a)                                                       313         313,476
                                                                                ------------
                                                                                   1,234,225
                                                                                ------------
Chemicals-0.2%
ProLogis
7.05%, 7/15/06 (a)                                                       130         130,884
The Lubrizol Corp.
4.625%, 10/01/09 (a)                                                     150         146,774
                                                                                ------------
                                                                                     277,658
                                                                                ------------
Communications-1.7%
AT&T Corp.
USD Senior Note
9.75%, 11/15/31 (a)                                                       80          98,913
British Telecommunications Plc
8.375%, 12/15/10 (a)                                                     524         593,857
Deutsche Telekom International Finance BV
8.50%, 6/15/10 (a)                                                       190         210,573
Sprint Capital Corp.
8.375%, 3/15/12 (a)                                                      626         722,248
Telecom Italia Capital
4.00%, 1/15/10 (a)                                                       575         546,222
Verizon Global Funding Corp.
4.90%, 9/15/15 (a)                                                       180         172,542
                                                                                ------------
                                                                                   2,344,355
                                                                                ------------
Communications - Mobile-1.3%
AT&T Wireless Services, Inc.
8.75%, 3/01/31 (a)                                                       271         355,123
Cingular Wireless LLC
5.625%, 12/15/06 (a)                                                     316         317,826
New Cingular Wireless Services, Inc.
7.35%, 3/01/06 (a)                                                       190         190,380
7.875%, 3/01/11 (a)                                                      575         642,456
Telus Corp. (Canada)
7.50%, 6/01/07 (a)                                                       316         325,265
                                                                                ------------
                                                                                   1,831,050
                                                                                ------------
Conglomerate/Miscellaneous-0.2%
Hutchinson Whampoa International, Ltd.
7.45%, 11/24/33 (a)(b)                                                   216         247,558
                                                                                ------------
Consumer Manufacturing-0.3%
Fortune Brands, Inc.
2.875%, 12/01/06 (a)                                                     133         130,311
Textron Financial Corp.
4.125%, 3/03/08 (a)                                                      240         236,000
                                                                                ------------
                                                                                     366,311
                                                                                ------------
Energy-0.9%
Amerada Hess Corp.
7.875%, 10/01/29 (a)                                                     222         269,704
Conoco, Inc.
6.95%, 4/15/29 (a)                                                       223         264,412
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)                                                       94         103,390
Enterprise Products Operating L.P.

5.60%, 10/15/14 (a)                                                      157         156,132
Valero Energy Corp.
6.875%, 4/15/12 (a)                                                      292         315,771
7.50%, 4/15/32 (a)                                                       115         138,321
                                                                                ------------
                                                                                   1,247,730
                                                                                ------------
Financial-6.1%
American General Finance Corp.
4.625%, 5/15/09 (a)                                                      530         524,061
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)                                                      294         283,650
Boeing Capital Corp.
4.75%, 8/25/08 (a)                                                        95          94,500
BOI Capital Funding
5.571%, 2/01/49 (a)(b)                                                   115         114,147
CIT Group, Inc.
4.58813%, 5/18/07 (a)                                                    164         164,452
7.75%, 4/02/12 (a)                                                       587         660,293
Citigroup, Inc.
4.60%, 6/09/09 (a)                                                       149         149,286
4.625%, 8/03/10 (a)                                                      443         435,753
5.00%, 9/15/14 (a)                                                       229         223,749
Core Investment Grade Trust
4.659%, 11/30/07 (a)                                                     730         719,955
Countrywide Home Loans, Inc.
4.00%, 3/22/11 (a)                                                       348         326,361
4.25%, 12/19/07 (a)                                                      340         334,777
Credit Suisse First Boston
5.50%, 8/15/13 (a)                                                       203         205,412
General Electric Capital Corp.
4.00%, 2/17/09 (a)                                                       740         719,932
4.375%, 11/21/11 (a)                                                     212         204,305
6.75%, 3/15/32 (a)                                                        76          88,260
Household Finance Corp.
6.50%, 11/15/08 (a)                                                      479         497,134
7.00%, 5/15/12 (a)                                                       155         168,172
MBNA Corp.
4.625%, 9/15/08 (a)                                                      238         235,981
Merrill Lynch & Co., Inc.
4.79%, 8/04/10 (a)                                                       768         755,933
Resona Preferred Global Securities
7.191%, 12/29/49 (a)(b)                                                  176         185,206
SLM Corp.
4.50%, 7/26/10 (a)                                                       401         389,684
The Goldman Sachs Group, Inc.
4.75%, 7/15/13 (a)                                                       179         171,837
5.125%, 1/15/15 (a)                                                      147         143,762
Washington Mutual Finance Corp.
6.875%, 5/15/11 (a)                                                      593         639,937
                                                                                ------------
                                                                                   8,436,539
                                                                                ------------
Food/Beverages-1.5%
ConAgra Foods, Inc.
6.75%, 9/15/11 (a)                                                        56          58,967
7.875%, 9/15/10 (a)                                                      180         196,746
General Mills, Inc.
5.125%, 2/15/07 (a)                                                      610         610,924
Kraft Foods, Inc.
4.125%, 11/12/09 (a)                                                     630         607,484

5.25%, 10/01/13 (a)                                                      332         328,474
The Kroger Co.
7.80%, 8/15/07 (a)                                                       285         295,155
                                                                                ------------
                                                                                   2,097,750
                                                                                ------------
Health Care-1.2%
Aetna, Inc.
7.375%, 3/01/06 (a)                                                      346         346,673
Humana, Inc.
6.30%, 8/01/18 (a)                                                       166         173,605
WellPoint, Inc.
3.50%, 9/01/07 (a)                                                       400         389,773
3.75%, 12/14/07 (a)                                                       73          71,299
4.25%, 12/15/09 (a)                                                      495         480,203
Wyeth
5.50%, 2/01/14 (a)                                                       233         234,646
                                                                                ------------
                                                                                   1,696,199
                                                                                ------------
Industrial-0.1%
Tyco International Group SA
6.00%, 11/15/13 (a)                                                      195         201,212
                                                                                ------------
Insurance-1.1%
Assurant, Inc.
5.625%, 2/15/14 (a)                                                      172         172,469
Liberty Mutual Group
5.75%, 3/15/14 (a)(b)                                                    167         165,179
Mangrove Bay Pass-Through Trust pfd.
6.102%, 7/15/33 (a)(b)                                                   244         240,442
MetLife, Inc.
5.00%, 11/24/13 (a)                                                      193         189,263
Royal & Sun Alliance Insurance Group Plc
8.95%, 10/15/29 (a)                                                      167         215,121
Zurich Capital Trust I
8.376%, 6/01/37 (a)(b)                                                   459         494,863
                                                                                ------------
                                                                                   1,477,337
                                                                                ------------
Metals/Mining-0.2%
Ispat Inland Ulc
9.75%, 4/01/14 (a)                                                       118         135,700
Teck Cominco, Ltd.
Class B
6.125%, 10/01/35 (a)                                                      95          92,696
                                                                                ------------
                                                                                     228,396
                                                                                ------------
Paper/Packaging-0.5%
International Paper Co.
5.30%, 4/01/15 (a)                                                       235         225,111
Packaging Corp. of America
5.75%, 8/01/13 (a)                                                       196         193,192
Weyerhaeuser Co.
5.95%, 11/01/08 (a)                                                      202         205,502
                                                                                ------------
                                                                                     623,805
                                                                                ------------
Public Utilities - Electric & Gas-2.5%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)                                                       345         365,831
Consumers Energy Co.
4.25%, 4/15/08 (a)                                                       116         113,616

Duke Capital LLC
8.00%, 10/01/19 (a)                                                      311         369,051
Exelon Corp.
6.75%, 5/01/11 (a)                                                       105         111,319
FirstEnergy Corp.
6.45%, 11/15/11 (a)                                                      360         378,453
7.375%, 11/15/31 (a)                                                     339         392,022
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)                                                     162         165,526
Nisource Finance Corp.
7.875%, 11/15/10 (a)                                                     154         170,076
Pacific Gas & Electric Co.
4.80%, 3/01/14 (a)                                                       305         294,702
6.05%, 3/01/34 (a)                                                       206         209,746
Progress Energy, Inc.
7.10%, 3/01/11 (a)                                                       233         249,797
Public Service Company of Colorado
7.875%, 10/01/12 (a)                                                     176         202,747
TXU Australia Holdings Pty, Ltd.
6.15%, 11/15/13 (a)(b)                                                   283         297,618
Xcel Energy, Inc.
7.00%, 12/01/10 (a)                                                      170         182,197
                                                                                ------------
                                                                                   3,502,701
                                                                                ------------
Public Utilities - Telephone-0.3%
Telecom Italia Capital
4.00%, 11/15/08 (a)                                                      170         164,565
6.375%, 11/15/33 (a)                                                     210         207,523
                                                                                ------------
                                                                                     372,088
                                                                                ------------
Services-0.5%
Pershing Road Development Co. LLC
4.81%, 9/01/26 (a)(b)                                                    402         402,000
Waste Management, Inc.
6.875%, 5/15/09 (a)                                                      250         262,355
                                                                                ------------
                                                                                     664,355
                                                                                ------------
Supermarket/Drug-0.1%
Safeway, Inc.
4.80%, 7/16/07 (a)                                                       110         109,387
6.50%, 3/01/11 (a)                                                        82          84,959
                                                                                ------------
                                                                                     194,346
                                                                                ------------
Technology-0.5%
IBM Corp.
4.375%, 6/01/09 (a)                                                       75          73,785
Motorola, Inc.
7.625%, 11/15/10 (a)                                                      28          30,972
Oracle Corp / Ozark Holding, Inc.
5.25%, 1/15/16 (a)(b)                                                    560         551,463
                                                                                ------------
                                                                                     656,220
                                                                                ------------
Total Corporate Debt Obligations
(cost $34,887,712)                                                                34,307,031
                                                                                ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-8.6%
Banc America Commercial Mortgage, Inc.
Series 2004-4, Class A3
4.128%, 7/10/42 (a)                                                      365         354,039

Series 2004-6, Class A2
4.161%, 12/10/42 (a)                                                     480         464,650
Series 2005-1, Class A3
4.877%, 11/10/42 (a)                                                     649         643,243
Series 2004-3, Class A5
5.304%, 6/10/39 (a)                                                      575         582,435
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)                                                      610         596,220
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)                                                      316         306,906
Series 2004-C5, Class A2
4.183%, 11/15/37 (a)                                                     406         392,691
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)                                                      534         523,758
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)                                                      585         578,390
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)                                                      388         362,664
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)                                                      642         625,077
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A2
4.625%, 3/15/46 (a)                                                      652         640,160
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)                                                      365         359,419
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)                                                      515         508,377
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)                                                      649         637,389
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29 (a)                                                     345         332,301
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)                                                     381         369,162
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)                                                      426         410,681
Series 2005-C7, Class A4
5.197%, 8/17/15 (a)                                                      435         433,055
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A2
4.166%, 8/12/39 (a)                                                      303         292,531
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)                                                      785         775,517
Series 2005-CKI1, Class A6
5.2447%, 11/12/37 (a)                                                    360         360,965
Morgan Stanley Capital I Inc.
Series 2004-T13, Class A2
3.94%, 9/13/45 (a)                                                       365         349,309
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)                                                      944         936,910
                                                                                ------------
Total Commercial Mortgage Backed Securities
(cost $12,082,497)                                                                11,835,849
                                                                                ------------
ASSET BACKED SECURITIES-3.1%

Aegis Asset Backed Securities Trust
Series 2004-3, Class A2A
4.73%, 9/25/34 (a)                                                       234         234,137
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
5.12875%, 12/25/32 (a)                                                   209         210,054
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
4.68%, 4/25/22 (a)                                                       196         196,264
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08 (a)                                                       570         564,562
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)                                                       159         148,133
Credit Suisse First Boston Mortgage
Series 2005-2, Class A1
4.71%, 7/25/35 (a)                                                       182         182,410
Credit-Based Asset Servicing and Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)                                                     330         328,076
GE WMC Mortgage Securities LLC
Series 2005-2, Class A2B
4.70%, 1/25/35 (a)                                                       365         364,942
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
4.75%, 1/20/35 (a)                                                       431         431,746
Morgan Stanley ABS Capital I
Series 2004-HE4, Class A3
4.73%, 5/25/34 (a)                                                        51          51,315
Novastar Home Equity Loan
Series 2001-1, Class A1
5.09%, 7/25/31 (a)                                                       174         174,151
Residential Asset Mortgage Products
Series 2005-RS3, Class AIA2
4.70%, 3/25/35 (a)                                                       370         369,538
Series 2005-RZ1, Class A2
4.73%, 4/25/35 (a)                                                       495         495,079
Residential Asset Mortgage Products, Inc.
Series 2004-SP1, Class AI1
4.71%, 6/25/13 (a)                                                         5           4,517
Residential Asset Securities Corp.
Series 2004-KS7, Class AI1
4.68%, 10/25/21 (a)                                                       25          24,815
Series 2002-KS7, Class A2
4.90%, 11/25/32 (a)                                                       96          96,603
Saxon Asset Securities Trust
Series 2005-4, Class A2B
4.71%, 11/25/37 (a)                                                      375         375,000
Structured Asset Investment Loan Trust
Series 2004-5, Class A2
4.71%, 5/25/34 (a)                                                        82          81,851
                                                                                ------------
Total Asset Backed Securities
(cost $4,347,287)                                                                  4,333,193
                                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-2.4%
American Home Mortgage Investment Trust
Series 2005-4, Class 5A

5.35%, 11/25/45 (a)                                                      728         725,697
Bear Stearns Alt A Trust
Series 2006-1, Class 22A1
5.45%, 2/25/36 (a)                                                       830         827,941
Credit-Based Asset Servicing and Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (a)                                                       396         381,751
Series 2004-T5, Class AB4
4.49379%, 5/28/35 (a)                                                    456         455,041
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31 (a)                                                      375         371,977
Residential Funding Mortgage Securities II
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)                                                       285         281,036
Washington Mutual
Series 2005-AR2, Class 2A22
4.75%, 1/25/45 (a)                                                       332         332,109
                                                                               --------------
Total Collateralized Mortgage Obligations
(cost $3,399,579)                                                                  3,375,552
                                                                               --------------
U.S. DOLLAR SOVEREIGN DEBT-0.8%
Korea Development Bank
4.625%, 9/16/10 (a)                                                      250         244,611
Russian Federation
5.00%, 3/31/30 (a)                                                       779         868,585
United Mexican States
4.625%, 10/08/08 (a)                                                       2           1,985
                                                                                ------------
Total U.S. Dollar Sovereign Debt
(cost $1,084,653)                                                                  1,115,181
                                                                                ------------
NON U.S. DOLLAR SOVEREIGN DEBT-9.6%
Japan Government
Ser 48
0.700%, 6/20/10 (a)                                           JPY    644,000       5,462,040
Swedish Government
5.00%, 1/28/09 (a)                                            SEK     21,780       3,027,478
5.25%, 3/15/11 (a)                                                    18,445       2,653,043
United Mexican States
10.00%, 12/05/24 (a)                                          MXN     19,040       2,097,418
                                                                                ------------
Total Non U.S. Dollar Sovereign Debt
(cost $12,913,222)                                                                13,239,979
                                                                                ------------
SHORT-TERM INVESTMENTS-22.0%
U.S. Government & Government Sponsored Agency
Obligations-19.5%
Federal Home Loan Bank
zero coupon, 4/12/06                                                   8,985       8,909,526
Federal Home Loan Mortgage Corp.
zero coupon, 3/03/06                                                   7,450       7,423,614
zero coupon, 2/10/06 (c)                                              10,535      10,523,991
                                                                                ------------
                                                                                  26,857,131
                                                                                ------------
Time Deposit-2.5%
State Street Euro Dollar
3.60%, 2/01/06                                                         3,487       3,487,000
                                                                                ------------

Total Short-Term Investments
(cost $30,344,130)                                                                30,344,131
                                                                                ------------
Total Investments Before Security Lending Collateral-121.1%
(cost $168,290,920)                                                              167,225,195
                                                                                ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-4.1%
Short-Term Investments
Clipper Receivables
4.48%, 2/01/06                                                         5,000       4,999,378

                                                                      Shares
                                                                      ------
UBS Private Money Market Fund, LLC, 4.35%                                646         646,243
                                                                                ------------
Total Investment of Cash Collateral for Securities Loaned
(cost $5,645,621)                                                                  5,645,621
                                                                                ------------
Total Investments-125.2%
(cost $173,936,541)                                                              172,870,816
Other assets less liabilities-(25.2%)                                            (34,831,318)
                                                                                ------------
Net Assets-100%                                                                 $138,039,498
                                                                                ------------

CREDIT DEFAULT SWAP CONTRACTS

                        Notional
Swap Counterparty &      Amount    Interest   Termination    Unrealized
Referenced Obligation     (000)      Rate        Date       Appreciation
---------------------   --------   --------   -----------   ------------
Sell Contracts:
JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/10          $4,500     0.900%      6/20/10        $38,930

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                           --------------------------
                                              Payments       Payments
                  Notional                      Made         Received
      Swap         Amount    Termination       by the         by the     Unrealized
  Counterparty      (000)        Date         Portfolio     Portfolio   Depreciation
---------------   --------   -----------   --------------   ---------   ------------
Lehman Brothers    $4,000     1/23/2008    3 Month LIBOR+     4.777%      $(11,312)

* + LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS

                                                                 Value at      Unrealized
                         Number of   Expiration    Original    January 31,    Appreciation/
         Type            Contracts      Month        Value         2006      (Depreciation)
----------------------   ---------   ----------   ----------   -----------   --------------
Purchased Contract:
Japan Government Bonds
10 Yr Future                 2       March 2006   $2,343,681    $2,332,211      $(11,470)
Sold Contract:
U.S. T-Note                  7       March 2006      761,163       759,063         2,100
10 Yr Future

FORWARD EXCHANGE CURRENCY CONTRACTS

                                   U.S. $
                      Contract    Value on      U.S. $       Unrealized
                       Amount     Original      Current    Appreciation/
                       (000)        Date         Value     (Depreciation)
                      --------   ----------   ----------   --------------
Sale Contracts:
Japanese Yen
Settling 3/01/06...    644,014   $5,559,702   $5,510,112      $  49,590

Mexican Peso
Settling 2/23/06...     11,465    1,084,930    1,095,966        (11,036)

Mexican Peso
Settling 2/23/06...     10,026      952,208      958,390         (6,182)

Swedish Krona
Settling 2/17/06...     45,152    5,850,119    5,953,243       (103,124)

*    Represents entire or partial securities out on loan.

(a) Positions, or portion thereof, with an aggregate market value of $107,975,946 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $3,458,229 or 2.5% of net assets.

(c) Position, or portion thereof, with a market value of $149,843 has been segregated to collateralize margin requirements for open futures contracts.

     Glossary:

     TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 23, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: March 23, 2006